FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES
Report for the six month period ending:	/ / (a)
or fiscal year ending:	12/31/12 (b)
Is this a transition report?: (Y/N)	N
Is this an amendment to a previous filing? (Y/N)	N
Those items or sub-items with a box"_" after the item number should be completed only if the answer has changed from the previous filing on this form.

1	.	A. Registrant Name:	Principal Life Insurance Co.
Separate Account B
		B. File Number:	811-2091
		C. Telephone Number:	515-248-3842

2	.	A. Street:	The Principal Financial Group
		B. City:	Des Moines
		C. State:	IA
		D. Zip Code:	50392
		Zip Ext.	2080
E. Foreign Country

3	.	Is this the first filing on this form by Registrant? (Y/N)		N
4	.	Is this the last filing on this form by Registrant? (Y/N)		N
5	.	Is Registrant a small Business investment Company(SBIC)? (Y/N)		N
6	.	[If answer is "y" (yes), complete only items 89 through 110.]
		Is registrant a unit investment trust (UIT)? (Y/N)		Y
(If answer is "y" (Yes complete only items 111 through 132.]
7	.	A. Is Registrant a series or multiple portfolio company? (Y/N)		N
B. How many separate series or portfolios did Registrant
have at the end of the period.

125	.	State the total dollar amount of sales loads collected (before
		reallowances to other brokers or dealers) by Registrant's
		principal underwriter and any underwriter which is an affiliated
		person of the principal underwriter during the current period
		solely from the sale of units of all series of Registrant
		($000's omitted)	$0

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security show, the aggregate total assets at market value as of a date or near the end of the current period of each such group of series and the total income distriubtions made by each group of series during the current period (excluding distributions of realized gains, if any):

						Total		Total
				Number of		Assets		Income
				Series	($000 's			Distributions
				Investing		omitted)		($000's omitted)
			-	-----------------	-	---------------	-	---------------------
A.		U.S. Treasury direct issue

B.		U.S. Government Agency

C.		State and municipal tax-free

D.		Public Utility Debt

E.		Brokers or dealers debt or debt
of brokers' or dealer's parent

F.		All other corporate intermed.
& long-term debt

G.		All other corporate short-term
debt

H.		Equity securities of brokers or
dealers or parents of brokers
or dealers

I.		Investment company equity
		securities		1		5,359,642

J.		All other equity securities

K.		Other securities

L.		Total assets of all series
or registrant

131	.	Total expenses incurred by all series of Registrant during the
		current reporting period ($000's omitted)						$81,495

This report is signed on behalf of the registrant (or depositor or trustee) in the city of Des Moines and State of Iowa on the 26th day of February, 2013.

Principal Life Insurance Company
Separate Account B

By:

/s/ Charles M. Schneider
-----------------------------------
Charles M. Schneider, Attorney
Principal Life Insurance Company

Witness:

/s/ Joyce N. Hoffman
----------------------------------------
Joyce N. Hoffman, Senior Vice President
and Corporate Secretary
Principal Life Insurance Company